Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Summary of corporate allocations
Corporate Allocations from GE

March 31, 2022
Costs for centralized services (a)	$13
Costs associated with employee medical insurance (b)	30
Costs for corporate and shared services (c)	116

(a)	Costs for centralized services such as public relations, treasury and cash management, and other services were recognized within SG&A in the Condensed Combined Statement of Income.

(b)
Costs associated with employee medical insurance were recognized within Cost of products, Cost of services,
SG&A
, and Research and development
(“R&D”)
in the Condensed Combined Statement of Income based on the employee population.

(c)	Costs for corporate and shared services such as information technology, finance and other services were primarily recognized in SG&A and R&D in the Condensed Combined Statement of Income.